EQUITY	6 Months Ended
Jun. 27, 2025
Equity [abstract]
EQUITY
EQUITY
Share Capital
As at 27 June 2025, the Company had issued and fully paid 457,224,052 Shares (31 December 2024: 460,947,057 Shares) with a nominal value of €0.01 per share. Shares in issue have one voting right each and no restrictions related to dividends or return of capital. During the six months ended 27 June 2025, the Group issued 851,256 Shares (1,170,765 Shares for the six months ended 28 June 2024) in connection with its current share-based compensation plans.
Share buyback programme
In February 2025, the Group launched a share buyback programme of up to €1 billion to be completed over a 12-month period. All shares repurchased under the programme are subject to cancellation. For the six months ended 27 June 2025, 4,574,261 shares were repurchased and cancelled. The total consideration paid for the repurchase of shares during the six months ended 27 June 2025, including transaction costs, approximated €365 million and was recognised as a deduction from retained earnings. No shares were repurchased during six months ended 28 June 2024.
Treasury shares
As at 27 June 2025, the total consideration of the Shares acquired by the Coca-Cola Europacific Partners plc Employee Benefit Trust (referred to as “the Trust”) of €40 million (31 December 2024: €7 million), including directly attributable costs, was deducted from retained earnings. As at 27 June 2025, the Trust held 530,509 Shares (31 December 2024: held 92,564 Shares) classified as treasury shares for accounting purposes. The Shares held by the Trust are excluded from the calculation of earnings per share (see Note 3).
Dividends are waived on all Shares held with this classification by the Trust.
Dividends
During the first six months of 2025, the Board declared a first half dividend of €0.79 per share, which was paid on 27 May 2025. During the first six months of 2024, the Board declared a first half dividend of €0.74 per share, which was paid on 23 May 2024.
Non-controlling interests
As at 27 June 2025 and 31 December 2024, equity attributable to non-controlling interests was €477 million and €496 million, respectively.